Pension and Severance Benefits (Weighted Average Allocation of Plan Assets) (Details)	Dec. 31, 2012	Dec. 31, 2011
Equity securities | Domestic Plans
Defined Benefit Plan and Severance
Weighted-average plan asset allocation	75.00%	71.00%
Equity securities | Foreign Plans
Defined Benefit Plan and Severance
Weighted-average plan asset allocation	4.00%	0.00%
Fixed income securities | Domestic Plans
Defined Benefit Plan and Severance
Weighted-average plan asset allocation	23.00%	26.00%
Fixed income securities | Foreign Plans
Defined Benefit Plan and Severance
Weighted-average plan asset allocation	54.00%	54.00%
Cash and equivalents | Domestic Plans
Defined Benefit Plan and Severance
Weighted-average plan asset allocation	2.00%	3.00%
Cash and equivalents | Foreign Plans
Defined Benefit Plan and Severance
Weighted-average plan asset allocation	42.00%	46.00%